Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2013
Licenses and Franchise Rights
Licenses and Franchise Rights
Licenses

(Dollars in thousands)	U.S. Cellular	Wireline	Non-Reportable Segment	Total

Balance December 31, 2012	$1,462,019	$2,800	$15,220	$1,480,039
Acquisitions	16,540	-	-	16,540
Divestitures	(59,419)	-	-	(59,419)
Transferred to Assets held for sale	(16,027)	-	-	(16,027)
NY1 & NY2 Deconsolidation	(592)	-	-	(592)
Other	3,238	-	-	3,238
Balance December 31, 2013	$1,405,759	$2,800	$15,220	$1,423,779

Balance December 31, 2011	$1,475,994	$2,800	$15,220	$1,494,014
Acquisitions	122,690	-	-	122,690
Transferred to Assets held for sale	(140,599)	-	-	(140,599)
Other	3,934	-	-	3,934
Balance December 31, 2012	$1,462,019	$2,800	$15,220	$1,480,039

Franchise rights

(Dollars in thousands)	Cable

Balance December 31, 2012	$-
Acquisitions	123,668
Balance December 31, 2013	$123,668

Goodwill
Goodwill
Goodwill

(Dollars in thousands)	U.S. Cellular	Wireline	Cable	HMS	Non-Reportable Segment	Total

Assigned value at time of acquisition	$622,681	$449,898	$-	$103,627	$4,317	$1,180,523
Accumulated impairment losses in prior periods	(333,900)	(29,440)	-	-	(515)	(363,855)
Transferred to Assets held for sale	(19,474)	-	-	-	-	(19,474)
Balance December 31, 2012	269,307	420,458	-	103,627	3,802	797,194
Acquisitions	-	-	61,712	15,203	-	76,915
Divestitures	(135)	-	-	-	-	(135)
NY1 & NY2 Deconsolidation	(37,131)	-	-	-	-	(37,131)
Balance December 31, 2013	$232,041	$420,458	$61,712	$118,830	$3,802	$836,843

Assigned value at time of acquisition	$622,681	$450,156	$-	$83,263	$4,317	$1,160,417
Accumulated impairment losses in prior periods	(333,900)	(29,440)	-	-	-	(363,340)
Balance December 31, 2011	288,781	420,716	-	83,263	4,317	797,077
Acquisitions	-	-	-	20,364	-	20,364
Impairment (1)	-	-	-	-	(515)	(515)
Transferred to Assets held for sale	(19,474)	-	-	-	-	(19,474)
Other	-	(258)	-	-	-	(258)
Balance December 31, 2012	$269,307	$420,458	$-	$103,627	$3,802	$797,194

(1)	During the second quarter of 2012, a sustained decrease in TDS' stock price resulted in a triggering event, as defined by GAAP, requiring an interim impairment test of Licenses and Goodwill as of June 30, 2012. Based on this test, TDS concluded that the entire amount of Goodwill related to Airadigm was impaired resulting in an impairment loss of $0.5 million and no impairment of Licenses.